CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Revenue:
Subscriber-related revenue	$ 3,307,003	$ 3,140,201	$ 6,502,669	$ 6,175,602	$ 12,538,950	$ 11,537,703
Equipment sales and other revenue	16,021	16,505	31,914	30,334	59,607	97,856
Equipment sales - EchoStar	20	1,281	23	2,193	3,127	7,457
Services and other revenue - EchoStar	8,783	9,928	17,811	16,448	34,053	20,102
Total revenue	3,331,827	3,167,915	6,552,417	6,224,577	12,635,737	11,663,118
Costs and Expenses (exclusive of depreciation shown separately below - Note 5):
Subscriber-related expenses	1,727,091	1,648,221	3,419,399	3,287,429	6,675,095	6,359,138
Satellite and transmission expenses
EchoStar	115,466	107,107	224,352	208,585	418,286	319,752
Other	9,692	9,985	19,770	19,856	39,776	33,477
Equipment, services and other cost of sales	18,192	22,004	40,264	38,906	76,295	121,238
Subscriber acquisition costs:
Cost of sales - subscriber promotion subsidies - EchoStar	62,868	39,733	117,294	66,636	175,777	188,793
Other subscriber promotion subsidies	211,927	266,428	438,749	580,111	1,104,652	1,071,655
Subscriber acquisition advertising	67,669	99,126	141,027	170,528	372,563	279,067
Total subscriber acquisition costs	342,464	405,287	697,070	817,275	1,652,992	1,539,515
General and administrative expenses - EchoStar	12,532	11,539	24,472	22,969	47,429	45,356
General and administrative expenses	137,816	142,285	285,676	280,560	573,495	554,754
Litigation expense (Note 8)	23,727	30,709	(316,949)	60,902	225,456	361,024
Depreciation and amortization	234,138	264,368	462,264	503,860	983,360	939,714
Total costs and expenses	2,621,118	2,641,505	4,856,318	5,240,342	10,692,184	10,273,968
Operating income (loss)	710,709	526,410	1,696,099	984,235	1,943,553	1,389,150
Other Income (Expense):
Interest income	2,734	3,847	6,374	7,374	13,744	13,985
Interest expense, net of amounts capitalized	(141,205)	(120,918)	(261,178)	(241,856)	(470,890)	(407,413)
Other, net	(1,069)	123	11,499	251	581	(19,129)
Total other income (expense)	(139,540)	(116,948)	(243,305)	(234,231)	(456,565)	(412,557)
Income (loss) before income taxes	571,169	409,462	1,452,794	750,004	1,486,988	976,593
Income tax (provision) benefit, net	(221,877)	(153,932)	(554,628)	(276,249)	(538,312)	(372,938)
Net income (loss)	349,292	255,530	898,166	473,755	948,676	603,655
Comprehensive Income (Loss):
Unrealized holding gains (losses) on available-for-sale securities, net of tax	(1,895)	(1,980)	504	(1,242)	(68)	12,625
Comprehensive income (loss)	$ 347,397	$ 253,550	$ 898,670	$ 472,513	$ 948,608	$ 616,280